SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per share
Net income attributable to the Company	$ 1,198,632	$ 839,248
Weighted average number of common shares outstanding - Basic	31,853,431	25,913,631
Dilutive securities -unexercised warrants and options	399,464	17,515
Weighted average number of common shares outstanding - diluted	32,252,895	25,931,146
Earnings per share - Basic	$ 0.04	$ 0.03
Earnings per share – Diluted	$ 0.04	$ 0.03